ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (206,981)	$ (32,480)	¥ (128,226)	¥ (123,501)
Interest income	9,776	1,534	6,312	4,802
Other operating income, net	2,012	316	7,703	(3,735)
Other income, net	14,890	2,337	3,161	834
Loss before income taxes	(621,025)	(97,452)	(467,108)	(501,827)
Net loss attributable to ordinary shareholders	(669,810)	(105,108)	(456,533)	(499,606)
Other comprehensive income (loss), net of tax of nil
Unrealized securities holding gains	8,312	1,304	1,137	7,335
Realized securities holding gains	(7,801)	(1,224)	(970)	(9,635)
Foreign currency translation adjustments	(4,051)	(635)	(13,697)	11,668
Comprehensive loss	(673,350)	(105,663)	(470,063)	(490,238)
Parent
Operating expenses:
General and administrative expenses	(12,141)	(1,905)	(14,202)	(8,523)
Interest income	26	4	166	593
Other operating income, net	50	8
Other income, net	7,089	1,112	2,199	7,161
Loss before income taxes	(4,976)	(781)	(11,837)	(769)
Share of loss of subsidiaries and VIEs	(664,834)	(104,327)	(444,696)	(498,837)
Net loss attributable to ordinary shareholders	(669,810)	(105,108)	(456,533)	(499,606)
Other comprehensive income (loss), net of tax of nil
Unrealized securities holding gains	278	43		3,356
Realized securities holding gains				(4,962)
Foreign currency translation adjustments	(4,051)	(635)	(13,697)	11,668
Unrealized securities holding gains of subsidiaries and VIEs	8,034	1,261	1,137	3,979
Realized securities holding gains of subsidiaries and VIEs	(7,801)	(1,224)	(970)	(4,673)
Comprehensive loss	¥ (673,350)	$ (105,663)	¥ (470,063)	¥ (490,238)